Description of the Business (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended		3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 14, 2023	Mar. 15, 2023	Mar. 14, 2023	Mar. 09, 2022	Mar. 16, 2021	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2023	Oct. 14, 2022	Jun. 30, 2022
Description of the Business [Line Items]
Common stock price (in Dollars per share)								$ 18		$ 18
Dissolution expenses														$ 2,142
Loans payable								$ 3,854		$ 3,854		$ 4,031	$ 4,489	4,031
Federal excise tax rate										21.00%	21.00%
Interest expenses								1,265	$ 569	$ 3,705	$ 2,094		3,062	2,836	$ 2,844
Cash								2,819		2,819		2,910	7,473	2,910
Interest income earned													25	141	$ 217
Sponsor loan													$ 7,534,106
Initial Public Offering [Member]
Description of the Business [Line Items]
Net proceeds												250,000,000
Class A Common Stock [Member] | Private Placement Warrants [Member]
Description of the Business [Line Items]
Shares issued (in Shares)													540,000
CF ACQUISITION CORP VIII [Member]
Description of the Business [Line Items]
Net proceeds														250,000,000
Gross proceeds														5,400,000
Offering cost								4,900,000		4,900,000			4,900,000
Underwriting fees													4,500,000
Other costs								400,000		$ 400,000			$ 400,000
Redeem public share percentage										100.00%			100.00%
Dissolution expenses										$ 100,000			$ 100,000
Public share (in Dollars per share)	$ 11.06		$ 10.69				$ 0.33
Extension loan							$ 976,832		976,832		976,832
Cash												25,000	41,200	25,000
Working capital								11,566,000		11,566,000		$ 2,634,000	9,209,000	2,634,000
Interest income earned								168,755	518,498	753,119	956,908		$ 1,240,443	$ 17,673
Description of transaction													The Company’s liquidity needs through December 31, 2022 have been satisfied through a contribution of $25,000 from the Sponsor in exchange for the issuance of the Founder Shares, a loan of approximately $79,000 from the Sponsor pursuant to a promissory note (the “Pre-IPO Note”) (see Note 4), the proceeds from the sale of the Private Placement Units not held in the Trust Account, the Sponsor Loan (as defined below), the First Working Capital Loan (as defined below) and the Second Working Capital Loan (as defined below).
Maximum sponsor loan													$ 1,750,000
Working capital loan						$ 500,000										$ 300,000	$ 750,000	$ 1,000,000
Second extension loan							976,832		976,832		976,832
Federal excise tax rate													21.00%	21.00%
Interest expenses										(100,000)
Aggregate amount			$ 344,781				$ 976,832
Extension shares (in Shares)	730,270
Trust account			$ 16,290,945
Trust amount	$ 8,075,492
Cash								65,000		65,000			$ 41,200
Sponsor exchange										25,000
Sponsor loan						$ 500,000				79,000
Expenses relating to working capital								1,750,000		1,750,000
Third extension loan		$ 344,781
Face amounts loans								9,906,000		$ 9,906,000			$ 8,500,000
CF ACQUISITION CORP VIII [Member] | Forward Purchase Contract [Member]
Description of the Business [Line Items]
Sale of stock price per share (in Dollars per share)													$ 10
Gross proceeds													$ 10,000,000
Initial business combination units (in Shares)										1,000,000			1,000,000
Purchase price per share (in Dollars per share)										$ 10
Generating gross proceeds										$ 10,000,000
CF ACQUISITION CORP VIII [Member] | Sponsor [Member]
Description of the Business [Line Items]
Sale of Units (in Shares)					3,000,000							3,000,000
Sale of stock price per share (in Dollars per share)					$ 10
First extension loan				$ 4,424,015
Public share (in Dollars per share)				$ 0.2			$ 0.33
Extension loan							$ 976,832		976,832		976,832
Working capital								1,750,000		1,750,000			$ 1,750,000
Loans payable								9,906,000		9,906,000		$ 734,000	8,200,000	$ 734,000
Second extension loan								$ 9,906,000		$ 9,906,000		$ 734,000	$ 8,200,000	$ 734,000
Purchase price per share (in Dollars per share)												$ 10
Extension shares (in Shares)			1,523,509
Extension loan							$ 976,832		$ 976,832		$ 976,832
CF ACQUISITION CORP VIII [Member] | Private Placement Warrants [Member]
Description of the Business [Line Items]
Sale of Units (in Shares)										540,000			540,000
Sale of stock price per share (in Dollars per share)													$ 10
Gross proceeds													$ 5,400,000
Purchase price per share (in Dollars per share)										$ 10
Generating gross proceeds										$ 5,400,000
CF ACQUISITION CORP VIII [Member] | Initial Public Offering [Member]
Description of the Business [Line Items]
Sale of Units (in Shares)										25,000,000			25,000,000
Sale of stock price per share (in Dollars per share)								$ 10		$ 10			$ 10
Net proceeds					$ 250,000,000
Price per share (in Dollars per share)					$ 10							$ 10		$ 10
CF ACQUISITION CORP VIII [Member] | Sponsor Loan [Member]
Description of the Business [Line Items]
Working capital loan																	$ 750,000
Second extension loan												$ 734,000		$ 734,000
Face value of loans													$ 8,500,000
Second extension loan per share (in Dollars per share)								10		10
CF ACQUISITION CORP VIII [Member] | Trust Account [Member]
Description of the Business [Line Items]
First extension loan				$ 4,424,015
Public share (in Dollars per share)				$ 0.2
Shares held trust account per share (in Dollars per share)													$ 10
Common stock, par value (in Dollars per share)								10		10
CF ACQUISITION CORP VIII [Member] | Class A Common Stock [Member]
Description of the Business [Line Items]
Price per share (in Dollars per share)								$ 12		$ 12			$ 12
Redeeming shares aggregate percentage										15.00%			15.00%
Shares held trust account per share (in Dollars per share)													$ 10
Interest expenses								$ 210,000		$ 459,000
CF ACQUISITION CORP VIII [Member] | Class A Common Stock [Member] | Forward Purchase Contract [Member]
Description of the Business [Line Items]
Shares issued (in Shares)								250,000		250,000			250,000
Initial Business Combination [Member] | CF ACQUISITION CORP VIII [Member]
Description of the Business [Line Items]
Fair market value percentage								80.00%		80.00%			80.00%
Liquidity and Capital Resources [Member] | CF ACQUISITION CORP VIII [Member]
Description of the Business [Line Items]
Interest income earned													$ 276,000	$ 18,000
Interest income earned										$ 228,000			$ 276,000
Underwriting [Member] | CF ACQUISITION CORP VIII [Member]
Description of the Business [Line Items]
Underwriting fees										$ 4,500,000
Business Combination [Member] | CF ACQUISITION CORP VIII [Member]
Description of the Business [Line Items]
Acquires outstanding voting securities								50.00%		50.00%			50.00%
Net tangible assets								$ 5,000,001		$ 5,000,001			$ 5,000,001
Dissolution expenses													$ 100,000
Shares held trust account per share (in Dollars per share)													$ 10
Common stock, par value (in Dollars per share)								$ 10		$ 10
Business Combination [Member] | CF ACQUISITION CORP VIII [Member] | Class A Common Stock [Member]
Description of the Business [Line Items]
Shares held trust account per share (in Dollars per share)													$ 10
Inflation Reduction Act of 2022 [Member] | CF ACQUISITION CORP VIII [Member]
Description of the Business [Line Items]
Federal excise tax rate										1.00%			1.00%
Business Combination [Member] | CF ACQUISITION CORP VIII [Member] | Class A Common Stock [Member]
Description of the Business [Line Items]
Common stock, par value (in Dollars per share)								$ 10		$ 10
CFAC Holdings VIII, LLC [Member] | CF ACQUISITION CORP VIII [Member]
Description of the Business [Line Items]
Sale of Units (in Shares)					25,000,000							25,000,000
Net proceeds					$ 250,000,000
Business combination expire					5 years					5 years
Generating gross proceeds												$ 250,000,000
CFAC Holdings VIII, LLC [Member] | CF ACQUISITION CORP VIII [Member] | Class A Common Stock [Member]
Description of the Business [Line Items]
Common stock price (in Dollars per share)												$ 11.5		$ 11.5
Common stock, par value (in Dollars per share)												$ 11.5		$ 11.5